Other intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets

8.    Other intangible assets

Changes in the carrying amount of other intangible assets during the years ended December 31 are as follows:

					Other	Accumulated
	Development	Power Supply		Computer	Intangible	Depreciation	Impairment
	Expenditure	Agreements	Rights of Use	Software	Assets	(Note 25.3)	(Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2019	50,985	37,836	22,391	5,927	39,813	(79,517)	(25,613)	51,822
Additions	870	—	—	—	22,842	(7,305)	(211)	16,196
Disposals	(553)	—	(5,595)	(780)	(8,295)	3,845	5,281	(6,097)
Exchange differences	(976)	—	(263)	2	(142)	694	468	(217)
Business disposal	—	—	—	—	(11,548)	—	1,111	(10,437)
Balance at December 31, 2019	50,326	37,836	16,533	5,149	42,670	(82,283)	(18,964)	51,267
Additions	262	—	—	—	42,561	(7,183)	—	35,640
Disposals	—	—	—	—	(68,713)	—	—	(68,713)
Exchange differences	4,286	—	516	100	2,354	(3,576)	(1,118)	2,562
Business disposal	—	—	—	—	—	—	—	—
Balance at December 31, 2020	54,874	37,836	17,049	5,249	18,872	(93,042)	(20,082)	20,756

Additions and disposals in other intangible asset in 2020 and 2019 primarily relate to the acquisition, use and expiration of rights held to emit greenhouse gasses by certain Spanish, French and Canadian subsidiaries (see Note 4.21).

During 2020 the Company disposed of rights held to emit greenhouse gasses $34,209 thousand, which result in a net reduction of other intangible assets of $32,517 thousand.

As a result of the Business Combination, the Company acquired a power supply agreement which provides favorable below-market power rates to the Alloy, West Virginia facility, which terminates in December 2021.

During 2019 the Company disposed of FerroAtlántica, S.A.U., which resulted in a net reduction of other intangible assets of $10,437 thousand, the net gain on the disposal of FerroAtlántica, S.A.U. is disclosed in Note 29.

At December 31, 2020, and 2019 the Company has no intangible assets pledged as security for outstanding bank loans and other payables.